Pacific Funds Series Trust N-CEN 3-31-2019

ITEM G.1.a.vi

TERMS OF NEW OR AMENDED SECURITIES

PACIFIC FUNDS SERIES TRUST

The Multi-Class Plan (“Multi-Class Plan”) previously adopted by Pacific Funds Series Trust (the “Trust”), pursuant to Rule 18f-3 under the Investment Company Act of 1940, is hereby updated to reflect the following amendments and Fund name changes:

The Trust currently offers Class A, Class B, Class C, Class I, Class P, Class S and Advisor Class shares.

Class A Shares

Class A shares are currently offered for the following funds: Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth, Pacific Funds Portfolio Optimization Aggressive-Growth, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, Pacific Funds Diversified Alternatives, Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth.

Class A shares are sold at their net asset value with an initial sales charge and are redeemed at their net asset value without a contingent deferred sales charge.

Class B Shares

Class B shares are not currently offered for additional purchase but remain available for the following funds: Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth.

Class B shares are sold at their net asset value without an initial sales charge and are redeemed at their net asset value with a contingent deferred sales charge.

Class C Shares

Class C shares are currently offered for the following funds: Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio

Optimization Moderate, Pacific Funds Portfolio Optimization Growth, Pacific Funds Portfolio Optimization Aggressive-Growth, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, Pacific Funds Diversified Alternatives, Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value, and Pacific Funds Small-Cap Growth.

Class C shares are sold at their net asset value without an initial sales charge and are redeemed at their net asset value with a contingent deferred sales charge.

Class I Shares

Class I shares are currently offered for the following funds: Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income and Pacific Funds High Income.

Class I shares are sold at their net asset value without an initial sales charge and are redeemed at their net asset value without a contingent deferred sales charge.

Class P Shares

Class P shares are currently offered for the following funds: Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value, and Pacific Funds Small-Cap Growth, PF Inflation Managed Fund, PF Managed Bond Fund, PF Short Duration Bond Fund, PF Emerging Markets Debt Fund, PF Developing Growth Fund, PF Growth Fund, PF Large-Cap Value Fund, PF Mid-Cap Equity Fund, PF Small-Cap Value Fund, PF Emerging Markets Fund, PF International Large-Cap Fund, PF International Small-Cap Fund, PF International Value Fund, PF Real Estate Fund, PF Currency Strategies Fund, PF Equity Long/Short Fund, PF Multi-Asset Fund and PF Multi-Fixed Income Fund.

Class P shares are sold at their net asset value without an initial sales charge and are redeemed at their net asset value without a contingent deferred sales charge.

Advisor Class Shares

Advisor Class shares are currently offered for the following funds: Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth, Pacific Funds Portfolio Optimization Aggressive-Growth, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, Pacific Funds Diversified Alternatives, Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value, and Pacific Funds Small-Cap Growth.

Advisor Class shares are sold at their net asset value without an initial sales charge and are redeemed at their net asset value without a contingent deferred sales charge.

Class S

Class S shares are currently offered for the following funds: Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value, and Pacific Funds Small-Cap Growth.

Class S shares are sold at their net asset value without an initial sales charge and are redeemed at their net asset value without a contingent deferred sales charge. Class S shares are only available to certain investors.

Post-Effective Amendment No. 145 to the Registration Statement of the Trust as filed with the SEC via EDGAR on July 27, 2018, which describe the Funds and the terms of the share classes, is hereby incorporated by reference as part of the response to Item G.1.a.vi of the Registrant’s Form N-CEN.